Equity (Details) - Schedule of Summary of Activity - Warrant [Member]		6 Months Ended
	Dec. 31, 2023 $ / shares	Jun. 30, 2024 $ / shares
Schedule of Summary of Activity [Line Items]
Warrant Outstanding, Balance	6,597,500	6,597,500
Weighted-Average Exercise Price, Balance	$ 1.86	$ 1.86
Weighted-Average Life (years), Balance	3 years 4 months 20 days	2 years 10 months 24 days
Warrant Outstanding, Grants
Weighted-Average Exercise Price, Grants
Weighted-Average Life (years), Grants
Warrant Outstanding, Exercised
Weighted-Average Exercise Price, Exercised
Weighted-Average Life (years), Exercised
Warrant Outstanding, Expired
Weighted-Average Exercise Price, Expired
Weighted-Average Life (years), Expired